UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

March 31, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Commodity Trading Advisors - Managed Futures
Robeco Transtrend Diversified Fund LLC	6/1/2008	$18,576,512	$22,367,398	2.65%

Total Commodity Trading Advisors - Managed Futures		18,576,512	22,367,398	2.65

Distressed
Cerberus Partners, L.P.	11/1/2009	32,563,126	37,550,258	4.45
Cerberus SPV LLC	11/1/2009	19,205,043	22,349,827	2.65

Total Distressed		51,768,169	59,900,085	7.10

Equity Long/Short - High Hedge
Ascend Partners Fund II LP	6/1/2008	21,672,366	24,620,948	2.92
Diamondback Partners, LP	3/1/2010	15,000,000	16,243,554	1.93
Magnetar Equity Opportunities Fund LLC	2/1/2011	982,154	1,027,402	0.12
Millennium USA, L.P.	9/1/2008	44,897,986	57,994,891	6.87
Prism Partners III Leveraged, L.P.	3/1/2008	22,252,193	28,394,478	3.36

Total Equity Long/Short - High Hedge		104,804,699	128,281,273	15.20

Equity Long/Short - Opportunistic
Artha Emerging Markets Fund L.P.	4/1/2010	15,000,000	14,940,760	1.77
Highbridge Long/Short Equity Fund, L.P.	1/1/2006	20,914,866	26,573,701	3.15
Karsch Capital II, LP	1/1/2006	21,217,788	23,862,449	2.83
Lansdowne Global Financials Fund, L.P.	1/1/2006	20,503,051	23,799,119	2.82
Lansdowne UK Equity Fund, L.P.	5/1/2009	27,506,257	32,476,721	3.85
S.A.C. Capital Management, L.P.	9/1/2009	39,367,626	48,454,538	5.74
S.A.C. Multi-Strategy Fund, L.P.	1/1/2010	2,205,711	2,668,844	0.32
Seligman Tech Spectrum Fund LLC	11/1/2007	38,937,989	43,793,330	5.19
SR Global Fund L.P. - Emerging Markets Portfolio	1/1/2010	25,000,000	25,526,817	3.02

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Equity Long/Short - Opportunistic (continued)
TPG-Axon Partners, LP	10/1/2007	$15,516,898	$15,303,746	1.81%
Visium Special Holdings LLC	7/1/2009	740,198	1,120,291	0.13

Total Equity Long/Short - Opportunistic		226,910,384	258,520,316	30.63

Event Driven Credit
Plainfield 2008 Liquidating LLC	1/1/2009	12,805,162	5,937,298	0.70
Plainfield 2009 Liquidating LLC	6/1/2009	15,530,133	6,534,853	0.77
Silver Point Capital Fund, L.P.	5/1/2007	3,178,467	2,927,744	0.35

Total Event Driven Credit		31,513,762	15,399,895	1.82

Macro
Brevan Howard L.P.	4/1/2009	27,335,017	30,134,267	3.57
Citadel Tactical Trading LLC	1/1/2008	19,399,960	44,165,623	5.23
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	25,890,628	29,305,807	3.47
Discovery Global Opportunity Partners, L.P.	1/1/2008	22,323,543	29,106,865	3.45
Pharo Macro Fund, Ltd.	5/1/2010	25,000,000	23,771,206	2.82
QFR Victoria Fund, Ltd.	2/1/2010	24,325,566	25,721,228	3.05
Tudor BVI Global Fund L.P. (The)	4/1/2009	26,894,273	31,514,772	3.73

Total Macro		171,168,987	213,719,768	25.32

Mortgage Arbitrage
SPM Core Fund, L.P.	12/1/2010	25,000,000	26,164,960	3.10

Total Mortgage Arbitrage		25,000,000	26,164,960	3.10

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Multi-Strategy
Amaranth Capital Partners LLC	1/1/2006	$378,095	$59,377	0.01%
Citadel Wellington LLC	8/1/2006	24,912,116	23,923,519	2.83
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	3,483,807	3,295,911	0.39
HBK Fund II L.P.	11/1/2009	24,977,631	27,028,274	3.20
KLS Diversified Fund LP	8/1/2010	25,000,000	25,570,915	3.03
Magnetar Capital Fund II LP	1/1/2010	23,430,877	23,107,100	2.74
Magnetar Capital Fund, LP	1/1/2008	3,221,855	2,865,457	0.34
OZ Europe Domestic Partners II, L.P.	4/1/2007	1,591,386	2,243,573	0.27
Perry Partners, L.P.	11/1/2006	1,804,692	1,503,778	0.18
Polygon Global Opportunities Fund LP	1/1/2006	611,415	349,444	0.04
QVT Associates II LP	7/1/2009	30,482,067	30,654,340	3.63
QVT Associates II Holdings Ltd.	7/1/2009	3,773,240	3,491,637	0.41

Total Multi-Strategy		143,667,181	144,093,325	17.07

Restructurings and Value
Castlerigg Onshore SPV	1/1/2009	377,442	350,202	0.04
Castlerigg Partners L.P.	5/1/2007	409,055	318,252	0.04
One East Partners, LP	8/1/2006	2,963,657	2,958,047	0.35
Owl Creek Overseas Fund, Ltd.	2/1/2008	9,103,950	9,291,635	1.10
OZ Asia Domestic Partners, L.P.	1/1/2006	53,832	12,003	0.00

Total Restructurings and Value		12,907,936	12,930,139	1.53

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Statistical Arbitrage
GSA Alpha Capture, L.P.	10/1/2010	$27,000,000	$27,802,787	3.29%

Total Statistical Arbitrage		27,000,000	27,802,787	3.29

Total Investments in Investment Funds		813,317,630	909,179,946	107.71

Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.19%		10,378,560	10,378,560	1.23

Total Short-Term Investments		10,378,560	10,378,560	1.23

Total Investments in Investment Funds and Short-Term Investments		$823,696,190	919,558,506	108.94

Liabilities in excess of Other Assets			(75,429,875)	(8.94)

Total Net Assets			$844,128,631	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2011

Strategy Allocation	Percent of Net Assets
Equity Long/Short - Opportunistic	30.63%
Macro	25.32
Multi-Strategy	17.07
Equity Long/Short - High Hedge	15.20
Distressed	7.10
Statistical Arbitrage	3.29
Mortgage Arbitrage	3.10
Commodity Trading Advisors - Managed Futures	2.65
Event Driven Credit	1.82
Restructurings and Value	1.53
Short-Term Investments	1.23

Total Investments in Investment Funds and Short-Term Investments	108.94%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. The Adviser values the Fund’s investments based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Short-term investments are invested in a money market fund. Investments in money market funds are valued at net asset value.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments that are valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2011 to March 31, 2011, the Fund did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$22,367,398	$—	$22,367,398
Distressed	—	—	59,900,085	59,900,085
Equity Long/Short - High Hedge	—	70,286,382	57,994,891	128,281,273
Equity Long/Short - Opportunistic	—	190,972,897	67,547,419	258,520,316
Event Driven Credit	—	—	15,399,895	15,399,895
Macro	—	213,719,768	—	213,719,768
Mortgage Arbitrage	—	26,164,960	—	26,164,960
Multi-Strategy	—	36,951,236	107,142,089	144,093,325
Restructurings and Value	—	8,314,558	4,615,581	12,930,139
Statistical Arbitrage	—	27,802,787	—	27,802,787

Total Investment Funds	$—	$596,579,986	$312,599,960	$909,179,946

Short-Term Investments	$—	$10,378,560	$—	$10,378,560

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of December 31, 2010	Transfers into Level 3*	Transfers out of Level 3**	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Purchases	Distributions/ sales	Balance as of March 31, 2011
Investment Funds
Distressed	$62,442,285	$—	$—	$464,644	$416,130	$—	$(3,422,974)	$59,900,085
Equity Long/Short-High Hedge	75,338,849	—	(15,653,774)	905,913	1,403,903	—	(4,000,000)	57,994,891
Equity Long/Short-Opportunistic	55,732,047	9,619,298	—	235,316	2,644,209	—	(683,451)	67,547,419
Event Driven Credit	17,127,197	—	—	(1,141,397)	510,850	—	(1,096,755)	15,399,895
Multi-Strategy	108,070,227	—	—	(886,918)	5,369,014	291,819	(5,702,053)	107,142,089
Restructurings and Value	4,903,910	—	—	(14,530)	47,507	—	(321,306)	4,615,581

Total Investment Funds	$323,614,515	$9,619,298	$(15,653,774)	$(436,972)	$10,391,613	$291,819	$(15,226,539)	$312,599,960

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of March 31, 2011
Investment Funds
Distressed	$416,130
Equity Long/Short-High Hedge	1,403,903
Equity Long/Short-Opportunistic	2,662,113
Event Driven Credit	510,850
Multi-Strategy	5,216,206
Restructurings and Value	47,507

Total Investment Funds	$10,256,709

*	Transfers into Level 3 of $9,619,298 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.
**	Transfers out of Level 3 of $15,653,774 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Investment Partners Absolute Return Fund

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	May 27, 2011

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	May 27, 2011

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 27, 2011